Consolidated Statements of Comprehensive Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Earnings [Abstract]
Net earnings	$ 10,050	$ 9,027	$ 11,567
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale securities arising during period, net of taxes of $2,685, $1,578 and $250, respectively	4,330	(2,546)	405
Reclassification adjustment for net gains included in net earnings, net of taxes of $73, $204 and $191, respectively	(119)	(328)	(309)
Other comprehensive earnings (losses)	4,211	(2,874)	96
Comprehensive earnings	$ 14,261	$ 6,153	$ 11,663